LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
LOSS PER SHARE
Schedule of loss per share

	For the years ended December 31,
	2019	2018	2017
Loss attributable to holders of ordinary shares (RMB’000):	(9,501)	(418,674)	(88,026)
Weighted average number of ordinary shares outstanding used in computing basic and diluted (loss)/earnings per share	6,075,667	4,493,036	3,339,487
Loss per share - basic (RMB)	(1.56)	(93.18)	(26.36)
Loss per share - diluted (RMB)	(1.56)	(93.18)	(26.36)